Income Taxes - Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred gain on disposal of businesses	$ 10,800,000	$ 22,000,000
Deferred acquisition costs	14,200,000	13,300,000
Investments, net	5,000,000	5,700,000
Policyholder and separate account reserves	8,900,000	7,100,000
Employee benefits	2,800,000	2,800,000
Total deferred tax asset	41,700,000	50,900,000
Deferred tax liabilities:
Net unrealized gains on securities	(24,100,000)	(42,600,000)
Other	(800,000)	(1,400,000)
Total deferred tax liability	(24,900,000)	(44,000,000)
Net deferred income tax assets	16,800,000	$ 6,900,000
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	$ 0